1
The Gabelli Global Financial Services Fund
Schedule of Investments — June 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 91.9%
Automobiles  — 7.2%
31,199 Daimler Truck Holding AG ......................... $ 1,476,282
11,600 Mercedes-Benz Group AG ......................... 678,975
12,975 Toyota Motor Corp., ADR .......................... 2,235,074
4,390,331
Banks  — 25.1%
82,500 Banco Bilbao Vizcaya Argentaria SA .......... 1,268,696
82,000 Commerzbank AG .................................... 2,586,731
1,138,700 Dah Sing Banking Group Ltd. .................... 1,318,580
352,900 Dah Sing Financial Holdings Ltd. ............... 1,337,432
1,056 First Citizens BancShares Inc., Cl. A .......... 2,066,032
36,398 Flushing Financial Corp. ............................ 432,408
36,500 ING Groep NV .......................................... 800,828
44,900 Japan Post Bank Co. Ltd. .......................... 484,841
22,250 Shinhan Financial Group Co. Ltd., ADR ..... 1,005,255
25,827 Southern First Bancshares Inc.† ............... 982,201
11,100 Texas Capital Bancshares Inc.† ................. 881,340
53,255 TrustCo Bank Corp. NY ............................. 1,779,782
7,700 Webster Financial Corp. ............................ 420,420
15,364,546
Consumer Finance  — 5.2%
25,680 Ally Financial Inc. ..................................... 1,000,236
10,310 Capital One Financial Corp. ....................... 2,193,556
3,193,792
Diversified Banks  — 14.7%
92,500 Barclays plc .............................................. 428,270
15,050 Citigroup Inc. ........................................... 1,281,056
45,170 Credit Agricole SA .................................... 854,787
20,417 Hana Financial Group Inc. ......................... 1,305,562
169,785 NatWest Group plc ................................... 1,191,845
11,360 Societe Generale SA ................................. 649,672
114,200 Standard Chartered plc ............................. 1,892,053
20,700 UniCredit SpA .......................................... 1,387,669
8,990,914
Energy and Utilities  — 1.8%
50,522 Vitesse Energy Inc. ................................... 1,116,031
Homebuilders  — 3.9%
3,500 Cavco Industries Inc.† .............................. 1,520,505
37,158 Legacy Housing Corp.† ............................ 842,000
2,362,505
Institutional Banking  — 2.0%
19,700 Moelis & Co., Cl. A ................................... 1,227,704
Institutional Brokerage  — 4.4%
118,500 Daiwa Securities Group Inc. ...................... 843,049
101,200 Ichiyoshi Securities Co. Ltd. ..................... 571,338
23,310 Jefferies Financial Group Inc. .................... 1,274,824
2,689,211
Shares
Market
Value
Institutional Trust, Fiduciary, and Custody  — 5.9%
14,180 State Street Corp. ..................................... $ 1,507,901
23,300 The Bank of New York Mellon Corp. .......... 2,122,863
3,630,764
Insurance  — 11.8%
162,118 Aegon Ltd. ............................................... 1,174,064
183,700 E-L Financial Corp. Ltd. ............................ 2,178,634
39,086 First American Financial Corp. ................... 2,399,490
21,955 NN Group NV ........................................... 1,459,128
7,211,316
Investment Management  — 7.4%
11,413 Diamond Hill Investment Group Inc. .......... 1,658,423
19,200 Janus Henderson Group plc ...................... 745,728
56,913 The Westaim Corp.† ................................. 1,285,584
53,858 Westwood Holdings Group Inc. ................. 840,185
4,529,920
Reinsurance  — 2.5%
15,050 Axis Capital Holdings Ltd. ......................... 1,562,491
TOTAL COMMON STOCKS .................. 56,269,525
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 8.1%
$ 4,987,000 U.S. Treasury Bills,
4.239% to 4.316%††,
07/31/25 to 12/11/25 ............................ 4,948,346
TOTAL INVESTMENTS — 100.0%
(Cost $37,531,673) ............................... $ 61,217,871
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt